S000001261 [Member] Investment Objectives and Goals - U.S. GOVERNMENT FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. GOVERNMENT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a high level of current income.